FIRST AMERICAN FUNDS, INC.
Government Obligations Fund
Prime Obligations Fund
Tax Free Obligations Fund
Treasury Obligations Fund
U.S. Treasury Money Market Fund
(collectively, the “First American Money Market Funds”)
Prospectus Supplement dated January 3, 2011

This information supplements the First American Money Market Funds Class A Shares Prospectus dated October 29, 2010. Please retain this supplement for future reference.

The following information applies generally to the Prospectus:
Effective January 1, 2011, FAF Advisors, Inc. (“FAF Advisors”), the investment advisor to the First American Money Market Funds, changed its name to U.S. Bancorp Asset Management, Inc. (“U.S. Bancorp Asset Management”). All references in the Prospectus to “FAF Advisors” are replaced by “U.S. Bancorp Asset Management.”
The following replaces the last paragraph under “Principal Investment Strategies” on pages 3-4 of the Prospectus, which relates to Prime Obligations Fund:
The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.
The following replaces the section entitled “Additional Compensation — Securities Lending Services” on page 17 of the Prospectus:
Securities Lending Services. In connection with lending their portfolio securities, the funds pay fees to U.S. Bank of 20% of each fund’s net income from securities lending transactions and U.S. Bank pays half of such fees to U.S. Bancorp Asset Management for certain securities lending services provided by U.S. Bancorp Asset Management.
The following modifies the information under “Purchasing Fund Shares” on page 20 of the Prospectus:
New investors may purchase Class A shares directly from the funds.
FAF-MMA

FIRST AMERICAN FUNDS, INC.
Prime Obligations Fund
Prospectus Supplement dated January 3, 2011

This information supplements the First American Money Market Funds Class C Shares Prospectus dated October 29, 2010. Please retain this supplement for future reference.

The following information applies generally to the Prospectus:
Effective January 1, 2011, FAF Advisors, Inc. (“FAF Advisors”), the investment advisor to the First American Money Market Funds, changed its name to U.S. Bancorp Asset Management, Inc. (“U.S. Bancorp Asset Management”). All references in the Prospectus to “FAF Advisors” are replaced by “U.S. Bancorp Asset Management.”
The following replaces the last paragraph under “Principal Investment Strategies” on pages 1-2 of the Prospectus:
The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.
The following modifies the information under “Purchase and Sale of Fund Shares” on page 3 and “Purchasing Fund Shares” on page 8 of the Prospectus:
Class C shares are closed to new investors and additional investments.
FAF-MMC

FIRST AMERICAN FUNDS, INC.
Government Obligations Fund
Prime Obligations Fund
Tax Free Obligations Fund
Treasury Obligations Fund
U.S. Treasury Money Market Fund
(collectively, the “First American Money Market Funds”)
Prospectus Supplement dated January 3, 2011

This information supplements the First American Money Market Funds Class D Shares Prospectus dated October 29, 2010. Please retain this supplement for future reference.

The following information applies generally to the Prospectus:
Effective January 1, 2011, FAF Advisors, Inc. (“FAF Advisors”), the investment advisor to the First American Money Market Funds, changed its name to U.S. Bancorp Asset Management, Inc. (“U.S. Bancorp Asset Management”). All references in the Prospectus to “FAF Advisors” are replaced by “U.S. Bancorp Asset Management.”
The following replaces the last paragraph under “Principal Investment Strategies” on pages 3-4 of the Prospectus, which relates to Prime Obligations Fund:
The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.
The following replaces the section entitled “Additional Compensation — Securities Lending Services” on page 17 of the Prospectus:
Securities Lending Services. In connection with lending their portfolio securities, the funds pay fees to U.S. Bank of 20% of each fund’s net income from securities lending transactions and U.S. Bank pays half of such fees to U.S. Bancorp Asset Management for certain securities lending services provided by U.S. Bancorp Asset Management.
FAF-MMD

FIRST AMERICAN FUNDS, INC.
Prime Obligations Fund
Prospectus Supplement dated January 3, 2011

This information supplements the First American Money Market Funds Class I Shares Prospectus dated October 29, 2010. Please retain this supplement for future reference.

The following information applies generally to the Prospectus:
Effective January 1, 2011, FAF Advisors, Inc. (“FAF Advisors”), the investment advisor to the First American Money Market Funds, changed its name to U.S. Bancorp Asset Management, Inc. (“U.S. Bancorp Asset Management”). All references in the Prospectus to “FAF Advisors” are replaced by “U.S. Bancorp Asset Management.”
The following replaces the last paragraph under “Principal Investment Strategies” on pages 1-2 of the Prospectus:
The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.
FAF-MMI

FIRST AMERICAN FUNDS, INC.
Government Obligations Fund
Prime Obligations Fund
Tax Free Obligations Fund
Treasury Obligations Fund
U.S. Treasury Money Market Fund
(collectively, the “First American Money Market Funds”)
Prospectus Supplement dated January 3, 2011

This information supplements the First American Money Market Funds Institutional Investor Shares Prospectus dated October 29, 2010. Please retain this supplement for future reference.

The following information applies generally to the Prospectus:
Effective January 1, 2011, FAF Advisors, Inc. (“FAF Advisors”), the investment advisor to the First American Money Market Funds, changed its name to U.S. Bancorp Asset Management, Inc. (“U.S. Bancorp Asset Management”). All references in the Prospectus to “FAF Advisors” are replaced by “U.S. Bancorp Asset Management.”
The following replaces the last paragraph under “Principal Investment Strategies” on pages 3-4 of the Prospectus, which relates to Prime Obligations Fund:
The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.
The following replaces the section entitled “Additional Compensation — Securities Lending Services” on page 17 of the Prospectus:
Securities Lending Services. In connection with lending their portfolio securities, the funds pay fees to U.S. Bank of 20% of each fund’s net income from securities lending transactions and U.S. Bank pays half of such fees to U.S. Bancorp Asset Management for certain securities lending services provided by U.S. Bancorp Asset Management.
FAF-MMINST

FIRST AMERICAN FUNDS, INC.
Government Obligations Fund
Prime Obligations Fund
Tax Free Obligations Fund
Treasury Obligations Fund
U.S. Treasury Money Market Fund
(collectively, the “First American Money Market Funds”)
Prospectus Supplement dated January 3, 2011

This information supplements the First American Money Market Funds Class Y Shares Prospectus dated October 29, 2010. Please retain this supplement for future reference.

The following information applies generally to the Prospectus:
Effective January 1, 2011, FAF Advisors, Inc. (“FAF Advisors”), the investment advisor to the First American Money Market Funds, changed its name to U.S. Bancorp Asset Management, Inc. (“U.S. Bancorp Asset Management”). All references in the Prospectus to “FAF Advisors” are replaced by “U.S. Bancorp Asset Management.”
The following replaces the last paragraph under “Principal Investment Strategies” on pages 3-4 of the Prospectus, which relates to Prime Obligations Fund:
The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.
The following replaces the section entitled “Additional Compensation — Securities Lending Services” on page 17 of the Prospectus:
Securities Lending Services. In connection with lending their portfolio securities, the funds pay fees to U.S. Bank of 20% of each fund’s net income from securities lending transactions and U.S. Bank pays half of such fees to U.S. Bancorp Asset Management for certain securities lending services provided by U.S. Bancorp Asset Management.
FAF-MMY

FIRST AMERICAN FUNDS, INC.
Government Obligations Fund
Prime Obligations Fund
Tax Free Obligations Fund
Treasury Obligations Fund
U.S. Treasury Money Market Fund
(collectively, the “First American Money Market Funds”)
Prospectus Supplement dated January 3, 2011

This information supplements the First American Money Market Funds Class Z Shares Prospectus dated October 29, 2010. Please retain this supplement for future reference.

The following information applies generally to the Prospectus:
Effective January 1, 2011, FAF Advisors, Inc. (“FAF Advisors”), the investment advisor to the First American Money Market Funds, changed its name to U.S. Bancorp Asset Management, Inc. (“U.S. Bancorp Asset Management”). All references in the Prospectus to “FAF Advisors” are replaced by “U.S. Bancorp Asset Management.”
The following replaces the last paragraph under “Principal Investment Strategies” on pages 3-4 of the Prospectus, which relates to Prime Obligations Fund:
The fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.
The following replaces the section entitled “Additional Compensation — Securities Lending Services” on page 16 of the Prospectus:
Securities Lending Services. In connection with lending their portfolio securities, the funds pay fees to U.S. Bank of 20% of each fund’s net income from securities lending transactions and U.S. Bank pays half of such fees to U.S. Bancorp Asset Management for certain securities lending services provided by U.S. Bancorp Asset Management.
FAF-MMZ

FIRST AMERICAN FUNDS, INC.
Treasury Obligations Fund
Prospectus Supplement dated January 3, 2011

This information supplements the First American Money Market Funds Reserve Shares Prospectus dated October 29, 2010. Please retain this supplement for future reference.

The following information applies generally to the Prospectus:
Effective January 1, 2011, FAF Advisors, Inc. (“FAF Advisors”), the investment advisor to the First American Money Market Funds, changed its name to U.S. Bancorp Asset Management, Inc. (“U.S. Bancorp Asset Management”). All references in the Prospectus to “FAF Advisors” are replaced by “U.S. Bancorp Asset Management.”
The following replaces the section entitled “Additional Compensation — Securities Lending Services” on page 5 of the Prospectus:
Securities Lending Services. In connection with lending its portfolio securities, the fund pays fees to U.S. Bank of 20% of the fund’s net income from securities lending transactions and U.S. Bank pays half of such fees to U.S. Bancorp Asset Management for certain securities lending services provided by U.S. Bancorp Asset Management.
FAF-MMRES